OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2021
OPERATING INCOME
Schedule of interest and valuation on financial asset instruments

The following table sets forth the detail of interest and valuation on financial asset instruments for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
In millions of COP
Interest on debt instruments using the effective interest method	311,488	308,453	160,200
Interest and valuation on financial instruments
Debt investments	466,124	533,506	881,985
Derivatives	33,637	(337,796)	(182,769)
Spot transactions	27,348	20,173	483
Repos	(56,555)	(1,025)	(175,259)
Total valuation on financial instruments	470,554	214,858	524,440
Total Interest and valuation on financial instruments	782,042	523,311	684,640

Schedule of interest on financial liability instruments

The following table sets forth the detail of interest on financial liability instruments for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
In millions of COP
Deposits(1)	2,814,505	4,084,192	4,164,798
Debt instruments in issue	1,053,441	1,053,989	1,164,808
Borrowing costs(2)	293,949	527,825	627,058
Lease liabilities(3)	111,556	118,600	121,946
Preferred shares	57,701	57,701	57,908
Borrowings from other financial institutions	3,870	5,838	21,663
Other interest	16,534	14,863	21,613
Total interest expenses	4,351,556	5,863,008	6,179,794
(1)	The decrease is mainly presented in Bancolombia S.A., due to intervention rate issued by Banco de la República decreased in 2020 until October 2021, which has an impact on the rates of deposits and local borrowing costs.
(2)	Lower expenses in 2021 due to the annual decrease in financial obligations by COP 2.7 billion; additionally, rates have decreased due to the effects of the global economic situation. Also, the amount in 2019 includes the expense recognized for borrowing costs of the subsidiaries sold for COP 1,224.
(3)	For more information refer to Note 7.2 Lessee.

Schedule of balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers

The following table shows the balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers, for further information about composition of Bank’ segments see Note 3 Operating segments:

As of December 31, 2021

	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments

Revenue from contracts with customers	In millions of COP
Fees and Commissions
Banking services	414,870	69,379	118,532	56,548	-	-	-	22,902	-	682,231
Credit and debit card fees and commercial estabilshments	1,830,128	174,226	168,273	61,831	-	-	-	1,663	-	2,236,121
Brokerage	-	12,661	-	-	-	-	14,193	-	-	26,854
Acceptances, Guarantees and Standby Letters of Credit	43,863	16,125	6,928	3,716	-	-	-	1,917	-	72,549
Trust	-	17,420	6,567	704	347,838	-	90,548	46	-	463,123
Placement of securities and investment banking	-	1,998	1,353	-	-	79,521	11,481	-	-	94,353
Bancassurance(1)	636,632	49,730	129	-	40	10	51	-	-	686,592
Payment and collections	723,297	10,064	-	-	-	-	-	-	-	733,361
Others	192,682	-	57,942	37,109	-	-	1,009	6,781	3,097	298,620
Total revenue from contracts with customers(1)	3,841,472	351,603	359,724	159,908	347,878	79,531	117,282	33,309	3,097	5,293,804
(1)	Decrease in revenues due to the number of claims arising from the impact of the global COVID-19 pandemic.

As of December 31, 2020

	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments

Revenue from contracts with customers	In millions of COP
Fees and Commissions
Banking services	329,281	77,727	105,821	49,782	-	-	-	20,234	-	582,845
Credit and debit card fees and commercial estabilshments	1,484,085	147,448	126,857	85,643	-	-	-	1,834	-	1,845,867
Brokerage	-	10,047	-	9	-	-	18,308	-	-	28,364
Acceptances, Guarantees and Standby Letters of Credit	38,864	13,976	5,112	2,713	-	-	-	1,109	-	61,774
Trust	844	18,089	1,868	788	349,127	-	81,373	46	2,115	454,250
Placement of securities and investment banking	-	789	1,723	-	-	37,354	12,170	-	-	52,036
Bancassurance	685,783	42,697	139	-	8	3	12	-	-	728,642
Payment and collections	595,222	-	-	-	-	-	-	-	-	595,222
Others	157,303	-	48,272	37,333	15	90	765	5,673	(38)	249,413
Total revenue from contracts with customers	3,291,382	310,773	289,792	176,268	349,150	37,447	112,628	28,896	2,077	4,598,413

As of December 31, 2019

	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments

Revenue from contracts with customers	In millions of COP
Fees and Commissions
Banking services	422,943	77,976	99,222	52,627	-	-	-	15,683	-	668,451
Credit and debit card fees and commercial estabilshments	1,421,039	200,372	117,541	78,764	-	-	-	4,230	-	1,821,946
Brokerage	-	7,893	-	24	-	-	18,617	-	-	26,534
Acceptances, Guarantees and Standby Letters of Credit	32,829	14,369	5,541	2,440	-	-	-	844	-	56,023
Trust	-	13,033	1,713	572	349,402	-	80,534	41	509	445,804
Placement of securities and investment banking	-	391	1,496	-	-	30,142	6,961	-	-	38,990
Bancassurance	607,758	35,014	160	-	36	7	51	-	-	643,026
Payment and collections	623,758	-	-	-	-	-	-	-	-	623,758
Others	161,420	1,007	42,636	36,427	-	680	7,201	5,002	79	254,452
Total revenue from contracts with customers	3,269,747	350,055	268,309	170,854	349,438	30,829	113,364	25,800	588	4,578,984

Schedule of contract assets and liabilities

The following table shows the detail of accounts receivable, and contract liabilities balances as at December 31, 2021, 2020 and 2019:

	2021	2020	2019
	In millions of COP
Accounts receivable from contracts with customers(1)	182,672	177,991	203,198
Liabilities from contracts with customers(2)	55,025	64,071	60,791
(1)	Allowances for receivables from customers are COP 16,537, COP 36,061 and COP 9,769 for the year 2021, 2020 and 2019 respectively. The increase in 2021 for impairment, corresponds to the growth of accounts receivable for credit card fees, due to the additional extensions granted to customers, according to External Circulars 007, 009, 014 and 022 of 2020 of the SFC.
(2)	See Note 20 Other liabilities.

Schedule of fees and commissions expenses

Fees and Commissions Expenses	2021	2020	2019
	In millions of COP
Banking services	798,729	587,531	585,593
Sales, collections and other services(1)	619,715	558,038	423,630
Correspondent banking(2)	307,308	213,850	176,326
Payments and collections	26,897	20,034	44,990
Others	108,034	182,132	322,700
Total expenses for commissions	1,860,683	1,561,585	1,553,239
(1)	Increase in 2021 due to greater demand for attention through the telephone channel (contact center services).
(2)	The increase is due to higher transactions, due to the opening of new correspondents in 2021.

Schedule of other operating income

Other operating income	2021	2020	2019
	In millions of COP
Leases(1)	936,574	711,575	682,525
Net foreign exchange and Derivatives Foreign exchange contracts(2)	296,534	599,396	219,835
Gains on sale of assets(3)	227,445	65,932	93,548
Services	140,451	143,145	170,494
Investment property valuation(4)	67,762	(3,501)	93,197
Other reversals	56,381	70,352	49,079
Insurance(5)	54,833	59,514	60,452
Penalties for failure to contracts	15,680	8,207	28,554
Hedging	(6,133)	(3,746)	663
Others	232,614	193,698	136,900
Total Other operating income	2,022,141	1,844,572	1,535,247
(1)	As of December 31, 2021, 2020 and 2019, the amount consists of income from operating leases for COP 787,561, COP 577,449 and COP 562,067 (See Note 7.1. Lessor); property leases for COP 139,021, COP 125,494 and COP 85,507 (See Note 11. Investment properties); and other assets leases for COP 9,992, COP 8,632 and COP 34,951; respectively.
(2)	Corresponds to the management of assets and liabilities in foreign currencies and the volatility of the U.S. dollar.
(3)	The increase in 2021 corresponds mainly to gains on assets held for sale, mainly vehicles and assets returned from leasing contracts.
(4)	At the end of 2020 there was a devaluation of investment properties, as a result of the conditions of each property and the effect of the COVID-19 pandemic. See Note 11. Investment properties.
(5)	Corresponds to income from insurance operations of Seguros Agromercantil S.A., which operates in Guatemala.

Schedule of dividends received, and share of profits of equity method investees

Dividends and net income on equity investments	2021	2020	2019
	In millions of COP
Equity method(1)	199,652	136,596	249,231
Dividends(2)	108,079	14,217	84,183
Gains on sale of investments in associates(3)	9,896	-	77,916
Equity investments(4)	7,253	(27,795)	71,207
Impairment of investments in associates(5)	(1,733)	(4,399)	-
Others(6)	5,197	4,706	(101,938)
Total dividends received, and share of profits of equity method investees	328,344	123,325	380,599
(1)	Corresponds to income from equity method of investments in associates as of December 31, 2021 and 2020 for COP 179,033 and COP 123,676, respectively, and joint ventures for COP 20,619 and COP 13,019, respectively. For further information, see Note 8 investments in associates and joint ventures.
(2)	Dividends received from equity investments at fair value through profit or loss as of December 31, 2021, 2020 and 2019 amount COP 40,439, COP 650 and COP 73,685, respectively. The increase in 2021 is explained by the dividends of the privileged share of Tuya S.A. Dividends from equity investments at fair value through OCI amount COP 12,665, COP 13,567 and COP 10,498, respectively. As of December 31, 2021, 2020 and 2019, the amount includes dividends of investments derecognised for COP 251, COP 490 and COP 4,100, respectively.
(3)	Corresponds to the payment of the contingent value, as resulting from the sale made in 2019 of investments in associates Avefarma S.A.S, Glashfarma Tech S.A.S and Panamerican Pharmaceutical Holding Inc.
(4)	During 2020, the losses in the investment portfolios of the Bank are due to the negative macroeconomic impacts generated by the global COVID-19 pandemic.
(5)	For 2021 and 2020, corresponds to the recognized impairment losses of the associate Internacional Ejecutiva de Aviación S.A.S. For further information, see Note 8 Investments in associates and joint ventures.
(6)	In 2021, corresponds to gains recognized by the Bank as the difference between book value and fair value of Vlipco S.A.S. previous to its acquisition date, the transaction was made in November 2021. For further information, see Note 9.3 Business combinations. In 2020, corresponds to the valuation of the financial liability that the Bank had with BAM Financial Corporation (BFC), due to its obligation to pay cash in future to purchase the non-controlling shares of Grupo Agromercantil Holding pursuant to an outstanding put option expiring in 2024. In February 2020, BFC notified its decision to exercise the contractual put option for the sale of the GAH common stock held, and in September, 2020, the Bank purchased 40% of the common stock of GAH from BFC, after obtaining the neccesary regulatory approvals.